UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		        FORM 13F-HR/A
		                     FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2002, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2002.

Report for the Calendar Year or Quarter Ended: __03/28/02____

Check here if Amendment [X]; Amendment Number: __1__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _417 Fifth Avenue, Fourth Floor___________
         _New York, NY  10016______________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

___VINCE SAPONAR___    ___NEW YORK, NY___     ___11/15/02___

 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ____9_____

Form 13F Information Table Value Total: $___30,933___
                                         (thousands)




List of Other Included Managers: NONE



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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 03/28/02
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR                       SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   SHARED    OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C) MANAGER   (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___ _______   ___      ___      ___

AVATAR HLDGS INC                NOTE   053494AD2   6,977,652  6,922,000 6,922,000                        6,922,000
CELL THERAPEUTICS INC           NOTE   150934AC1   6,261,795  6,470,000 6,470,000                        6,470,000
CHARTER COMMUNICATIONS INC D    NOTE   16117MAC1   2,092,281  2,650,000 2,650,000                        2,650,000
ENZON INC                       NOTE   293904AB4     197,061    225,000   225,000                          225,000
GILEAD SCIENCES INC             NOTE   375558AB9   4,099,325  2,500,000 2,500,000                        2,500,000
INTERNATIONAL RECTIFIER CORP    NOTE   460254AE5   3,895,609  4,175,000 4,175,000                        4,175,000
PRIMUS TELECOMMUNICATIONS GR    SDCV   741929AL7     100,000  2,000,000 2,000,000                        2,000,000
PROTEIN DESIGN LABS INC         NOTE   74369LAB9   3,451,077  4,022,000 4,022,000                        4,022,000
SEMTECH CORP                    NOTE   816850AD3   3,858,505  3,500,000 3,500,000                        3,500,000
                                 PAGE TOTAL       30,933,305
                                GRAND TOTAL       30,933,305

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